UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-116

The Investment Company of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Eric A.S. Richards, Esq.
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds ®]

The Investment Company of America®
Investment portfolio

September 30, 2005
unaudited

		Market value
Common stocks — 83.67%	Shares	(000)

ENERGY — 11.69%
Baker Hughes Inc.	10,875,000	$ 649,020
Burlington Resources Inc.	16,440,400	1,336,933
Chevron Corp.	19,581,010	1,267,479
ConocoPhillips	2,400,000	167,784
ENI SpA	26,380,000	783,589
Exxon Mobil Corp.	7,581,500	481,729
Halliburton Co.	5,500,000	376,860
Marathon Oil Corp.	11,050,000	761,676
Murphy Oil Corp.	4,100,000	204,467
Occidental Petroleum Corp.	1,000,000	85,430
Royal Dutch Shell PLC, Class A (ADR)	17,470,000	1,146,731
Royal Dutch Shell PLC, Class B (ADR)	3,870,498	266,561
Royal Dutch Shell PLC, Class B	833,265	28,767
Schlumberger Ltd.	10,850,000	915,523
TOTAL SA	2,505,000	683,857
		9,156,406

MATERIALS — 5.89%
Air Products and Chemicals, Inc.	200,000	11,028
Alcan Inc.	2,241,600	71,126
Alcoa Inc.	20,326,400	496,371
Alumina Ltd.	10,000,000	46,601
Barrick Gold Corp.	13,660,900	396,849
BHP Billiton Ltd.	9,412,655	159,733
Dow Chemical Co.	22,366,050	931,993
E.I. du Pont de Nemours and Co.	3,585,600	140,448
Georgia-Pacific Corp., Georgia-Pacific Group	6,874,298	234,139
International Paper Co.	8,997,235	268,118
MeadWestvaco Corp.	4,085,000	112,828
Newmont Mining Corp.	9,500,000	448,115
Placer Dome Inc. (Canada)	1,500,000	25,698
Placer Dome Inc.	12,500,000	214,375
Rio Tinto PLC	10,044,473	410,527
Rohm and Haas Co.	6,500,000	267,345
Weyerhaeuser Co.	5,475,000	376,406
		4,611,700

INDUSTRIALS — 11.00%
3M Co.	3,500,000	$ 256,760
Boeing Co.	13,000,000	883,350
Burlington Northern Santa Fe Corp.	7,200,000	430,560
Caterpillar Inc.	16,600,000	975,250
Cooper Industries, Ltd., Class A	2,500,000	172,850
Cummins Inc.	1,700,000	149,583
Deere & Co.	6,200,000	379,440
FedEx Corp.	1,500,000	130,695
General Dynamics Corp.	3,372,900	403,230
General Electric Co.	34,000,000	1,144,780
Illinois Tool Works Inc.	3,700,000	304,621
Lockheed Martin Corp.	1,060,000	64,702
Mitsubishi Corp.	4,035,000	79,577
Northrop Grumman Corp.	2,680,000	145,658
Parker Hannifin Corp.	2,500,000	160,775
Raytheon Co.	9,216,000	350,392
Siemens AG	1,875,000	144,477
Southwest Airlines Co.	9,000,000	133,650
Tyco International Ltd.	40,380,100	1,124,586
Union Pacific Corp.	3,500,000	250,950
United Parcel Service, Inc., Class B	3,918,700	270,900
United Technologies Corp.	10,750,000	557,280
Waste Management, Inc.	3,500,000	100,135
		8,614,201

CONSUMER DISCRETIONARY — 9.77%
Best Buy Co., Inc.	16,682,700	726,198
Carnival Corp., units	7,600,000	379,848
Clear Channel Communications, Inc.	7,519,700	247,323
Comcast Corp., Class A1	9,357,900	274,935
Delphi Corp.	23,969,200	66,155
Dow Jones & Co., Inc.	1,887,000	72,065
Federated Department Stores, Inc.	1,246,000	83,320
Ford Motor Co.	12,109,700	119,402
Gap, Inc.	3,100,000	54,033
General Motors Corp.	12,950,000	396,399
Harley-Davidson Motor Co.	1,000,000	48,440
Honda Motor Co., Ltd.	912,500	51,578
Interpublic Group of Companies, Inc.[1]	4,100,000	47,724
Knight-Ridder, Inc.	550,500	32,303
Kohl’s Corp.[1]	1,600,000	80,288
Koninklijke Philips Electronics NV	2,250,000	59,801
Liberty Media Corp., Class A1	16,280,000	131,054
Limited Brands, Inc.[2]	20,749,400	423,910
Lowe’s Companies, Inc.	20,568,300	1,324,599
McDonald’s Corp.	1,600,000	53,584
Newell Rubbermaid Inc.	2,000,000	45,300
Target Corp.	20,850,000	1,082,740
Time Warner Inc.	44,750,000	810,422
TJX Companies, Inc.	5,750,000	117,760
Toyota Motor Corp.	12,750,000	583,730
Viacom Inc., Class B, nonvoting	6,500,000	214,565
Walt Disney Co.	5,000,000	120,650
		7,648,126

CONSUMER STAPLES — 9.61%
Altria Group, Inc.	55,000,000	$4,054,050
Anheuser-Busch Companies, Inc.	3,500,000	150,640
Avon Products, Inc.	9,520,000	257,040
Coca-Cola Co.	5,320,000	229,771
General Mills, Inc.	4,535,000	218,587
H.J. Heinz Co.	7,950,000	290,493
Kimberly-Clark Corp.	500,000	29,765
Kraft Foods Inc., Class A	2,100,000	64,239
PepsiCo, Inc.	11,200,000	635,152
Procter & Gamble Co.	2,400,000	142,704
Reynolds American Inc.	4,461,666	370,408
Sara Lee Corp.	8,816,100	167,065
Unilever NV (New York registered)	5,650,000	403,693
UST Inc.	2,000,000	83,720
Walgreen Co.	9,595,000	416,903
Wal-Mart Stores, Inc.	229,000	10,035
		7,524,265

HEALTH CARE — 6.29%
Abbott Laboratories	8,100,000	343,440
Aetna Inc.	4,510,300	388,517
Applera Corp. - Applied Biosystems Group	1,223,800	28,441
AstraZeneca PLC (ADR)	4,534,500	213,575
AstraZeneca PLC (Sweden)	4,609,500	214,553
AstraZeneca PLC (United Kingdom)	5,393,900	250,602
Becton, Dickinson and Co.	1,500,000	78,645
Bristol-Myers Squibb Co.	21,680,300	521,628
Eli Lilly and Co.	7,610,000	407,287
Glaxo Wellcome PLC (ADR)	924,000	47,383
GlaxoSmithKline PLC	4,250,000	108,058
Guidant Corp.	1,500,000	103,335
HCA Inc.	3,743,900	179,408
Johnson & Johnson	3,500,000	221,480
McKesson Corp.	2,600,000	123,370
Medco Health Solutions, Inc.[1]	971,000	53,240
Merck & Co., Inc.	12,800,000	348,288
Novartis AG (ADR)	256,556	13,084
Pfizer Inc	3,000,000	74,910
Roche Holding AG	1,880,000	261,204
Sanofi-Aventis	830,000	68,595
Schering-Plough Corp.	16,111,300	339,143
WellPoint, Inc.[1]	5,800,000	439,756
Wyeth	2,000,000	92,540
		4,920,482

FINANCIALS — 9.84%
Allstate Corp.	2,600,000	143,754
American International Group, Inc.	10,463,900	648,343
Aon Corp.	2,183,800	70,056
Bank of America Corp.	6,000,000	252,600
Capital One Financial Corp.	3,330,943	264,877
Chubb Corp.	5,100,000	456,705
Citigroup Inc.	14,225,000	647,522
Fannie Mae	22,415,600	1,004,667
Freddie Mac	3,150,000	177,849
Hartford Financial Services Group, Inc.	2,250,000	173,633
HSBC Holdings PLC (ADR)	1,079,588	$ 87,695
HSBC Holdings PLC (United Kingdom)	26,697,111	431,653
J.P. Morgan Chase & Co.	18,836,200	639,112
Lincoln National Corp.	800,000	41,616
Lloyds TSB Group PLC	76,500,000	629,912
Marsh & McLennan Companies, Inc.	4,900,000	148,911
MBNA Corp.	4,800,000	118,272
SAFECO Corp.	850,000	45,373
U.S. Bancorp	11,250,000	315,900
Washington Mutual, Inc.	21,500,000	843,230
Wells Fargo & Co.	7,330,000	429,318
XL Capital Ltd., Class A	2,000,000	136,060
		7,707,058

INFORMATION TECHNOLOGY — 9.61%
Agilent Technologies, Inc.[1]	5,000,000	163,750
Altera Corp.[1]	5,000,000	95,550
Analog Devices, Inc.	4,250,000	157,845
Applied Materials, Inc.	15,550,000	263,728
Automatic Data Processing, Inc.	5,875,000	252,860
Cisco Systems, Inc.[1]	28,800,000	516,384
Electronic Data Systems Corp.	4,000,000	89,760
First Data Corp.	2,600,000	104,000
Hewlett-Packard Co.	30,700,000	896,440
Hitachi, Ltd.	17,000,000	107,616
Intel Corp.	3,640,000	89,726
International Business Machines Corp.	7,595,000	609,271
KLA-Tencor Corp.	2,275,000	110,929
Linear Technology Corp.	5,560,000	209,000
Maxim Integrated Products, Inc.	6,300,000	268,695
Micron Technology, Inc.[1]	10,000,000	133,000
Microsoft Corp.	45,030,000	1,158,622
Motorola, Inc.	10,501,475	231,978
Sabre Holdings Corp., Class A	6,009,680	121,876
Samsung Electronics Co., Ltd.	200,000	112,708
Sanmina-SCI Corp.[1]	7,000,000	30,030
Solectron Corp.[1]	13,000,000	50,830
Sun Microsystems, Inc.[1]	70,510,000	276,399
Taiwan Semiconductor Manufacturing Co. Ltd.	165,776,838	266,583
Texas Instruments Inc.	29,570,200	1,002,430
Xilinx, Inc.	7,400,000	206,090
		7,526,100

TELECOMMUNICATION SERVICES — 6.81%
ALLTEL Corp.	2,942,750	191,602
AT&T Corp.	11,297,500	223,691
BellSouth Corp.	33,800,000	888,940
Deutsche Telekom AG	7,000,000	127,399
SBC Communications Inc.	61,950,000	1,484,942
Sprint Nextel Corp.	17,885,000	425,305
Telefónica, SA	29,753,631	487,144
Verizon Communications Inc.	19,483,200	636,906
Vodafone Group PLC (ADR)	21,911,600	569,044
Vodafone Group PLC	113,500,000	295,182
		5,330,155

UTILITIES — 2.35%
American Electric Power Co., Inc.	3,750,000	$ 148,875
Cinergy Corp.	1,693,200	75,195
Dominion Resources, Inc.	7,131,912	614,343
Duke Energy Corp.	5,000,000	145,850
Exelon Corp.	5,275,500	281,923
FirstEnergy Corp.	1,138,500	59,339
FPL Group, Inc.	4,000,000	190,400
Public Service Enterprise Group Inc.	5,000,000	321,800
		1,837,725

MISCELLANEOUS — 0.81%
Other common stocks in initial period of acquisition		637,931

Total common stocks (cost: $45,815,271,000)		65,514,149

	Shares or
Convertible securities — 0.17%	principal amount

FINANCIALS — 0.17%
Chubb Corp. 7.00% convertible preferred 2005	1,400,000 units	45,766
Fannie Mae 5.375% convertible preferred 2049	970	88,998
		134,764

Total convertible securities (cost: $125,646,000)		134,764

	Principal amount
Bonds & notes — 1.15%	(000)

CONSUMER DISCRETIONARY — 0.32%
General Motors Acceptance Corp. 6.875% 2011	$123,840	112,779
General Motors Acceptance Corp. 7.25% 2011	62,052	57,764
General Motors Acceptance Corp. 6.875% 2012	9,995	8,957
General Motors Acceptance Corp. 7.00% 2012	21,910	19,811
General Motors Corp. 7.20% 2011	28,708	25,694
General Motors Corp. 7.125% 2013	25,630	21,978
		246,983

TELECOMMUNICATION SERVICES — 0.30%
SBC Communications Inc. 4.125% 2009	120,000	117,080
SBC Communications Inc. 5.10% 2014	120,000	119,121
		236,201

MORTGAGE-BACKED OBLIGATIONS[3]— 0.53%
Fannie Mae 6.00% 2017	$ 128,022	$ 131,737
Fannie Mae 6.00% 2017	159,691	164,325
Fannie Mae 6.50% 2017	114,106	118,242
		414,304

Total bonds & notes (cost: $887,761,000)		897,488

Short-term securities — 14.92%

3M Co. 3.52%-3.65% due 10/14-10/21/2005	109,283	109,076
Abbott Laboratories Inc. 3.73% due 10/25/2005[4]	70,000	69,819
AIG Funding Inc. 3.59%-3.75% due 10/17-11/22/2005	104,300	104,031
American Express Credit Corp. 3.57%-3.65% due 10/17-11/15/2005	125,000	124,692
Anheuser-Busch Companies, Inc. 3.63%-3.71% due 11/3-12/15/2005[4]	89,800	89,266
Bank of America Corp. 3.61%-3.83% due 10/24-12/13/2005	303,500	301,945
BellSouth Corp. 3.50%-3.70% due 10/3-11/3/2005[4]	95,000	94,858
CAFCO, LLC 3.55%-3.89% due 10/17-12/13/2005[4]	285,000	283,519
Caterpillar Financial Services Corp. 3.65%-3.72% due 10/17-10/31/2005	70,000	69,813
ChevronTexaco Funding Corp. 3.70%-3.74% due 11/15-11/17/2005	125,000	124,395
Ciesco LLC 3.58%-3.72% due 10/20-11/21/2005[4]	90,000	89,686
Clipper Receivables Co., LLC 3.69%-3.83% due 10/28-12/2/2005[4]	250,000	248,737
Coca-Cola Co. 3.53%-3.64% due 10/3-12/2/2005	196,200	195,563
DuPont (E.I.) de Nemours & Co. 3.53%-3.74% due 10/20-11/18/2005	302,200	301,100
Edison Asset Securitization LLC 3.50%-3.78% due 10/11-11/22/2005[4]	205,128	204,587
Estée Lauder Companies Inc. 3.68% due 10/17/2005[4]	10,000	9,983
Exxon Project Investment Corp. 3.55% due 10/11/2005[4]	50,000	49,946
Fannie Mae 3.51%-3.60% due 10/26-11/9/2005	103,600	103,236
FCAR Owner Trust I 3.65% due 10/17/2005	50,000	49,914
Federal Farm Credit Banks 3.15%-3.76% due 10/7-12/28/2005	247,000	245,334
Federal Home Loan Bank 3.42%-3.785% due 10/11-12/21/2005	1,503,982	1,498,008
Freddie Mac 3.37%-3.785% due 10/4-12/20/2005	1,199,205	1,194,060
Gannett Co. 3.55%-3.74% due 10/12-11/22/2005[4]	282,000	281,264
General Electric Capital Corp. 3.73%-3.84% due 11/15-12/5/2005	75,000	74,596
General Electric Capital Services, Inc. 3.70% due 11/2/2005	74,700	74,446
Harley-Davidson Funding Corp. 3.68% due 11/9/2005[4]	10,400	10,357
Harvard University 3.73% due 11/22/2005	20,000	19,890
Hershey Co. 3.56%-3.60% due 10/18-11/9/2005[4]	80,000	79,770
HSBC Finance Corp. 3.59%-3.74% due 10/18-11/22/2005	186,400	185,759
IBM Capital Inc. 3.47%-3.70% due 10/6-10/25/2005[4]	65,000	64,933
International Bank for Reconstruction and Development 3.41%-3.66% due 10/3-12/20/2005	558,300	555,537
International Lease Finance Corp. 3.59%-3.69% due 10/12-11/17/2005	130,000	129,621
J.P. Morgan Chase & Co. 3.69%-3.77% due 10/21-11/22/2005	125,000	124,528
Kimberly-Clark Worldwide 3.57%-3.73% due 10/11-10/27/2005[4]	75,000	74,875
Medtronic Inc. 3.56% due 10/13/2005[4]	24,900	24,868
NetJets Inc. 3.80%-3.81% due 12/9-12/12/2005[4]	60,000	59,559
New Center Asset Trust Plus 3.57% due 10/14/2005	35,000	34,953
Park Avenue Receivables Co., LLC 3.55%-3.78% due 10/5-11/16/2005[4]	170,596	170,261
PepsiCo Inc. 3.55%-3.71% due 10/11-11/4/2005[4]	157,500	157,205
Pfizer Inc 3.70%-3.71% due 11/18-11/21/2005[4]	128,000	127,352
Preferred Receivables Funding Corp. 3.61%-3.75% due 10/3-11/4/2005[4]	80,000	79,809
Private Export Funding Corp. 3.50%-3.68% due 10/13-11/16/2005[4]	$ 70,000	$ 69,808
Procter & Gamble Co. 3.49%-3.81% due 10/19-12/16/2005[4]	352,200	349,737
Ranger Funding Co. LLC 3.74% due 11/1/2005[4]	25,000	24,917
SBC Communications Inc. 3.43%-3.62% due 10/19-10/27/2005[4]	91,700	91,490
State Street Corp. 3.57% due 10/3/2005	50,000	49,985
Sun Trust Banks Inc. 3.78%-4.02% due 11/28/2005-1/30/2006	109,700	109,688
Tennessee Valley Authority 3.48%-3.68% due 10/13-12/15/2005	308,715	307,522
Triple-A One Funding Corp. 3.72%-3.78% due 10/28-12/5/2005[4]	121,049	120,497
U.S. Treasury Bills 3.135%-3.461% due 10/13-12/29/2005	1,524,816	1,518,313
United Parcel Service Inc. 3.50%-3.70% due 10/3-12/2/2005	75,000	74,805
Variable Funding Capital Corp. 3.58%-3.82% due 10/3-12/13/2005[4]	332,000	330,831
Verizon Global Funding Corp. 3.60% due 10/4/2005[4]	25,000	24,990
Verizon Network Funding Corp. 3.64% due 10/24/2005	20,000	19,951
Wal-Mart Stores Inc. 3.55%-3.78% due 10/18-12/6/2005[4]	352,775	351,391
Wells Fargo & Co. 3.59%-3.74% due 10/12-11/1/2005	350,000	349,997

Total short-term securities (cost: $11,684,553,000)		11,685,073

Total investment securities (cost: $58,513,231,000)		78,231,474
Other assets less liabilities		71,416

Net assets		$78,302,890

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,634,315,000, which represented 4.64% of the net assets of the fund.

ADR = American Depositary Receipts

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2005, appear below.

						Market value
						of affiliate
					Dividend income	at 9/30/05
Company	Beginning shares	Purchases	Sales	Ending shares	(000)	(000)
Limited Brands	20,749,400	—	—	20,749,400	$9,337	$423,910

Federal income tax information
(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,000,926
Gross unrealized depreciation on investment securities	(1,281,942)
Net unrealized appreciation on investment securities	19,718,984
Cost of investment securities for federal income tax purposes	58,512,490

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and CEO

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and CEO

Date: November 28, 2005

By /s/ Thomas M. Rowland
Thomas M. Rowland, Treasurer and PFO

Date: November 28, 2005